GOODWILL (Schedule of Goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Beginning balance, as of January 1	$ 659,657	$ 670,166
Functional currency translation adjustments	(8,545)	(10,509)
Ending balance, as of December 31	651,112	659,657
Customer Interactions Solutions [Member]
Goodwill [Line Items]
Beginning balance, as of January 1	392,228	401,345
Functional currency translation adjustments	(7,420)	(9,117)
Ending balance, as of December 31	384,808	392,228
Financial Crime And Compliance Solutions [Member]
Goodwill [Line Items]
Beginning balance, as of January 1	267,429	268,821
Functional currency translation adjustments	(1,125)	(1,392)
Ending balance, as of December 31	$ 266,304	$ 267,429